Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited) [Abstract]
Quarterly financial data
Quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized below:

(in millions, except per share amounts)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Net sales	$384.4	$329.5	$347.9	$341.1
Gross profit	205.9	166.9	171.2	170.6
Operating income	86.1	47.5	63.4	51.3
Net income	56.2	29.1	(2.0)	23.5
Basic earnings (loss) per common share	$0.88	$0.46	$(0.03)	$0.39
Diluted earnings (loss) per common share	$0.86	$0.45	$(0.03)	$0.39

2011
Net sales	$325.8	$342.2	$383.1	$366.8
Gross profit	170.3	181.0	200.6	191.2
Operating income	75.3	82.8	96.6	85.8
Net income	48.3	53.1	61.9	56.3
Basic earnings per common share	$0.70	$0.78	$0.93	$0.86
Diluted earnings per common share	$0.68	$0.76	$0.90	$0.84